Derivative Financial Instruments and Risk Management Policies - Ineffective Portion of Accounting Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	€ 1,230	€ (410)
Changes in the fair value of hedges item for the hedged risk	1,269	(454)
Ineffective portion hedged registered in the income statement	(39)	44
Interest rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(142)	289
Changes in the fair value of hedges item for the hedged risk	(143)	288
Ineffective portion hedged registered in the income statement	1	1
Interest rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	8	(22)
Changes in the fair value of hedges item for the hedged risk	7	(23)
Ineffective portion hedged registered in the income statement	1	1
Interest rate risk | Fair value hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(150)	311
Changes in the fair value of hedges item for the hedged risk	(150)	311
Ineffective portion hedged registered in the income statement	0	0
Exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	960	(461)
Changes in the fair value of hedges item for the hedged risk	994	(508)
Ineffective portion hedged registered in the income statement	(34)	47
Exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	1,510	(917)
Changes in the fair value of hedges item for the hedged risk	1,544	(964)
Ineffective portion hedged registered in the income statement	(34)	47
Exchange rate risk | Net investment hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	(550)	456
Changes in the fair value of hedges item for the hedged risk	(550)	456
Ineffective portion hedged registered in the income statement	0	0
Interest rate and exchange rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	412	(238)
Changes in the fair value of hedges item for the hedged risk	418	(234)
Ineffective portion hedged registered in the income statement	(6)	(4)
Interest rate and exchange rate risk | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in fair value of the hedging instrument	412	(238)
Changes in the fair value of hedges item for the hedged risk	418	(234)
Ineffective portion hedged registered in the income statement	€ (6)	€ (4)